STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Ordinary Shares [Member]	Additional paid-in capital [Member]	Accumulated Other Comprehensive Loss [Member]	Accumulated deficit [Member]	Total
Balance at Dec. 31, 2014	$ 1,772	$ 133,931	$ (871)	$ (103,675)	$ 31,157
Balance, shares at Dec. 31, 2014	15,375,716
Exercise of warrants and stock options	$ 45	1,119			1,164
Exercise of warrants and stock options, shares	434,477
Share-based compensation		2,827			2,827
Issuance of shares related to Appfluent acquisition, including retention plan paid in shares	$ 59	5,488			5,547
Issuance of shares related to Appfluent acquisition, including retention plan paid in shares, shares	596,050
Holdback shares to secure indemnity claims		1,253			1,253
Tax benefit related to exercise of stock options		218			218
Other comprehensive loss			(266)		(266)
Net loss				(3,609)	(3,609)
Balance at Dec. 31, 2015	$ 1,876	144,836	(1,137)	(107,284)	38,291
Balance, shares at Dec. 31, 2015	16,406,243
Exercise of stock options and vesting of RSUs	$ 19	270			289
Exercise of stock options and vesting of RSUs, shares	182,313
Share-based compensation		3,880			3,880
Issuance of shares related to retention plan associated with acquisition and other share-based compensation	$ 8	664			672
Issuance of shares related to retention plan associated with acquisition and other share-based compensation, shares	76,616
Issuance of shares related to BIReady acquisition	$ 3	221			224
Issuance of shares related to BIReady acquisition, shares	31,895
Issuance of holdback shares to secure indemnity claims	$ 15	(15)
Issuance of holdback shares to secure indemnity claims, shares	144,171
Tax deficiencies related to exercise of stock options		(171)			(171)
Other comprehensive loss			124		124
Net loss				(10,693)	(10,693)
Balance at Dec. 31, 2016	$ 1,921	149,685	(1,013)	(117,977)	32,708
Balance, shares at Dec. 31, 2016	16,841,238
Exercise of stock options and vesting of RSUs	$ 52	824			876
Exercise of stock options and vesting of RSUs, shares	469,780
Share-based compensation		3,711			3,711
Issuance of ordinary shares, net of issuance expenses	$ 388	20,442			20,830
Issuance of ordinary shares, net of issuance expenses, shares	3,407,450
Other comprehensive loss			(209)		(209)
Net loss				(6,713)	(6,713)
Balance at Dec. 31, 2017	$ 2,361	$ 174,693	$ (1,222)	$ (124,629)	$ 51,203
Balance, shares at Dec. 31, 2017	20,718,468